Share-Based Compensation (Schedule Of Weighted-Average Assumptions Used To Estimate Fair Value Of Option Grant) (Details)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Share-Based Compensation [Abstract]
Volatility	108.00%	134.80%
Interest Rate	0.45%	85.00%
Dividend yield	0.00%	0.00%
Expected life (years)	2 years 3 months 26 days	5 years 22 days